Convertible Notes Schedule of interest expense for December 2021 Notes (Details) - February 2018 Notes [Member] - USD ($) $ in Thousands		12 Months Ended
	Sep. 18, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Contractual coupon interest		$ 3,390	$ 4,125
Amortization of debt issuance costs		64	76
Amortization of Debt Discount (Premium)		459	542
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	$ (13,500)	5,973	6,611
Total		$ 9,886	$ 11,354